Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about other intangible assets

	Capitalized development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2020	€22,778	€313	€2,232	€25,323
Additions	1,862	7	116	1,985
Divestitures	(430)	(3)	(35)	(468)
Transfer to Assets held for sale	—	—	—	—
Translation differences and other changes	(214)	1	740	527
At December 31, 2020	23,996	318	3,053	27,367
FCA-PSA merger	6,292	339	1,624	8,255
Additions	3,128	59	704	3,891
Divestitures	(111)	(2)	(151)	(264)
Change in scope of consolidation	(4,818)	(92)	(1,543)	(6,453)
Transfer to Assets held for sale	—	—	—	—
Translation differences and other changes	478	180	127	785
At December 31, 2021	28,965	802	3,814	33,581
Accumulated amortization and impairment losses at January 1, 2020	15,487	244	1,289	17,020
Amortization	1,345	22	200	1,567
Impairment losses and asset write-offs	145	—	17	162
Divestitures	(425)	(3)	(34)	(462)
Transfer to Assets held for sale	—	—	—	—
Translation differences and other changes	(114)	(3)	503	386
At December 31, 2020	16,438	260	1,975	18,673
Amortization	1,575	102	157	1,834
Impairment losses and asset write-offs	151	—	1	152
Divestitures	(104)	(1)	(1)	(106)
Change in scope of consolidation	(2,758)	(66)	(965)	(3,789)
Translation differences and other changes	18	164	—	182
At December 31, 2021	15,320	459	1,167	16,946
Carrying amount at December 31, 2020	€7,558	€58	€1,078	€8,694
Carrying amount at December 31, 2021	€13,645	€343	€2,647	€16,635